Share-based compensation, Options Activity (Details) - Options [Member] shares in Thousands, $ in Thousands		12 Months Ended
	Dec. 31, 2024 € / shares shares	Dec. 31, 2025 € / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Number of Options [Roll Forward]
Outstanding at beginning of period (in shares) | shares	450		450
Granted (in shares) | shares	0		0
Exercised (in shares) | shares	0		0
Forfeited or expired (in shares) | shares	0		(10)
Outstanding at end of year (in shares) | shares	450		440	450
Exercisable at end of year (in shares) | shares					0	0
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in euros per share) | € / shares	€ 1	€ 1
Granted (in euros per share) | € / shares	1	1
Exercised (in euros per share) | € / shares	1	1
Forfeited or expired (in euros per share) | € / shares	1	1
Outstanding at end of year (in euros per share) | € / shares	1	1
Exercisable at end of year (in euros per share) | € / shares	€ 0	€ 0
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value [Abstract]
Outstanding, weighted average remaining contractual term			3 years 6 months	4 years 6 months
Outstanding, aggregate intrinsic value | $					$ 2,341	$ 2,015
Exercisable, aggregate intrinsic value | $					0	0
Unrecognized Compensation Cost [Abstract]
Unrecognized compensation cost related to nonvested share-based compensation arrangements | $					$ 644,000	$ 815,000
Weighted-average period over which unrecognized compensation cost will be recognized			2 years 6 months
Share-based compensation | $			$ 242,571	$ 9,494
Payments for stock options exercised | $			$ 0	$ 0